Condensed Financial Information - Parent Company Only	12 Months Ended
Dec. 31, 2019
Condensed Financial Information
Condensed Financial Information

Note 15. Condensed Financial Information (Parent Company Only)

Jamf Holding Corp. (formerly known as Juno Topco, Inc.)

(Parent Company Only)

Condensed Balance Sheet

(In thousands, except share and per share data)

	December 31,
	2019	2018
Assets
Current assets:
Cash and cash equivalents	$—	$—
Total current assets	—	—

Investment in subsidiaries	503,878	533,094
Total assets	$503,878	$533,094

Liabilities and stockholders’ equity
Current liabilities:
Current liabilities	$—	$—
Total current liabilities	—	—
Other liabilities – Noncurrent	—	—
Total liabilities	—	—
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 132,000,000 shares authorized, 102,843,612 and 102,649,701 shares issued and outstanding at December 31, 2019 and 2018, respectively	103	103
Additional paid-in capital	568,756	565,372
Accumulated deficit	(64,981)	(32,381)
Total stockholders’ equity	503,878	533,094
Total liabilities and stockholders’ equity	$503,878	$533,094

Jamf Holding Corp. (formerly known as Juno Topco, Inc.)

(Parent Company Only)

Condensed Statement of Operations

(In thousands, except share and per share data)

	Years Ended
	December 31,
	2019	2018
Revenue	$—	$—
Operating expenses	—	—
Income from operations	—	—
Other income (expense), net	—	—
Income before income taxes and equity in net income of subsidiaries	—	—
Benefit for income taxes	—	—
Equity in net income (loss) of subsidiaries	(32,600)	(36,256)
Net loss	$(32,600)	$(36,256)

Basis of presentation

Jamf Holding Corp. (formerly known as Juno Topco, Inc.) which is owned by Vista, owns 100% of Juno Intermediate, Inc, which owns 100% of Holdings, which owns 100% of JAMF Software, LLC and JAMF International, Inc., our primary operating subsidiaries. Juno Topco, Inc. was incorporated in Delaware in 2017 and became the ultimate parent of JAMF Software, LLC and JAMF International, Inc. through the Vista Acquisition. Effective June 25, 2020, the name of our company was changed from Juno Topco, Inc. to Jamf Holding Corp.

Jamf Holding Corp. is a holding company with no material operations of its own that conducts substantially all of its activities through its subsidiaries, accordingly, Jamf Holding Corp. is dependent upon distributions from Holdings to fund its limited, non-significant operating expenses. Jamf Holding Corp. has no direct outstanding debt obligations. However, Holdings, as borrower under its 2017 Credit Facilities, is limited in its ability to declare dividends or make any payment on account of its capital stock to, directly or indirectly, fund a dividend or other distribution to Jamf Holding Corp., subject to limited exceptions, including (1) stock repurchases, (2) following June 30, 2020, unlimited amounts subject to compliance with a 5.0 to 1.0 total leverage ratio giving pro forma effect to any distribution, (3) unlimited amounts up to 6% of Jamf Holding Corp.’s market capitalization and (4) payment of Jamf Holding Corp.’s overhead expenses. Due to the aforementioned qualitative restrictions, substantially all of the assets of Jamf Holding Corp.’s subsidiaries are restricted. For a discussion of the 2017 Credit Facilities, see Note 8, Debt.

These condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, Jamf Holding Corp.’s investment in subsidiaries is presented under the equity method of accounting. A condensed statement of cash flows was not presented because Jamf Holding Corp. has no material operating, investing, or financing cash flow activities for the years ended December 31, 2019 and 2018. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. As such, these parent-only statements should be read in conjunction with the accompanying notes to consolidated financial statements.